DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Description Of Business
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS:

Overview

A2Z CUST2MATE SOLUTIONS CORP. (the “Company”) was incorporated on January 15, 2018 under the laws of British Columbia. The head office is located at 1600 – 609 Granville Street, Vancouver, British Columbia V7Y 1C3, and the records and registered office is located at 2200 HSBC Building 885 West Georgia Street, British Columbia, V6C 3E8.

The Company has been listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and traded under the symbol “AZ”. The Company has been listed on the TSX Venture Exchange (“TSX.V”) in Toronto until February 28, 2024. Following an approval for a voluntary delisting, the Company no longer trades on the TSX.V but has remained a reporting issuer in Canada and its common shares (the “Common Shares”) remain listed on Nasdaq under the symbol AZ.

The Company had two key subsidiaries (the “Subsidiaries”), all of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2mate”); and (2) Isramat Ltd. (“A2Z Isramat”). On JulyMew sta 13, 2023, Cust2mate incorporated a wholly owned subsidiary, Cust2mate USA Inc. under the laws of Delaware.

On February 12, 2025, the Company and the minority shareholders of Cust2Mate Ltd. entered into a share purchase agreement pursuant to which the Company exercised its call option and acquired an additional 66,194 ordinary shares of Cust2Mate, together constituting 19.81% of the issued and outstanding shares of Cust2Mate (on a fully diluted basis) for the aggregate purchase price of $1,850. After the acquisition of the 66,194 shares in Cust2Mate, the Company now holds an aggregate 322,743 shares of Cust2Mate, constituting 96.58% of Cust2Mate’s issued and outstanding share capital.

On June 30, 2025, the Company entered into a share purchase agreement (the “A2ZMS Agreement”) pursuant to which it sold its wholly owned subsidiary A2ZMS Advanced Military Solutions Ltd., a company organized under the laws of Israel (“A2ZMS”), to a purchaser residing in Israel for a purchase price of 500,000 ILS. The purchaser is related to a director of the Company. The A2ZMS Agreement was approved by all of the independent directors of the Company. The Company received an independent valuation of A2ZMS in connection with this transaction. See also note 32.

The Company owns 96.58% of the common shares of Cust2Mate, a technology company focused on providing retail automation solutions, in particular for large grocery stores and supermarkets. The Company’s primary product is the Cust2Mate system which incorporates a “smart cart” which automatically calculates the value of the customers purchases in their smart cart, without having to unload and reload their purchases at a customer checkout point.

The Cust2Mate system offers various features for shoppers and retailers such as product information and location, an on-cart scale to weigh items and automatically calculate costs, bar-code scanner and on-board payment system to bypass checkout lines. In addition, the product includes big data smart algorithms and computer vision capabilities, allowing for customer specific targeted advertising. (“The Cust2Mate Platform”).

The Company’s activities through A2Z Isramat include the development of precision metal parts for the military and security markets, as well as for the civilian markets.

In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war on several fronts. As of October 9, 2025, Israel and Hamas entered into a ceasefire agreement calling for a permanent end of the war. However, there are no assurances that such agreements will hold. In June 2025, following escalating threats and intelligence reports of imminent attacks, Israel conducted preemptive strikes on military and nuclear infrastructure in Iran. Iran responded with drones and missiles attacks, some of which caused civilian casualties and infrastructure damage. While a ceasefire was reached between Israel and Iran in June 2025 after 12 days of hostilities, on February 28, 2026, the United States and Israel launched coordinated military strikes against Iran, including attacks on strategic military infrastructure and leadership targets, with the stated aim of degrading Iran’s capacity to conduct or support hostile operations against them. In response, Iran has fired missiles and drones toward population centers and military installations in Israel, Europe and neighboring countries in the Gulf region, and also launched counter-strikes against U.S. forces and allied bases throughout the Gulf region. In March 2026, hostilities resumed along Israel’s northern border with Lebanon, when Hezbollah resumed its attacks as part of a broader regional escalation. In response, Israel resumed military operations against Hezbollah in southern Lebanon. As of the date of these consolidated financial statements, conflict continues in parts of the region. The extent to which the security situation in Israel may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of December 31, 2025.

These consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2026.